Inventory	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Inventory	20. Inventory
	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Raw materials	986	1,151	1,646
Total	986	1,151	1,646